Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 1	$ 2	$ 2
Change in assets of consolidated investment management funds	242	16	268
Change in liabilities of consolidated investment management funds	2	1	0
Change in nonredeemable noncontrolling interests of consolidated investment management funds	41	1	215
Securities purchased not settled	205	497	227
Securities sold not settled	0	0	187
Available-for-sale securities transferred to held-to-maturity	501	0	0
Available-for-sale securities transferred to trading assets	0	0	963
Held-to-maturity securities transferred to available-for-sale	0	0	1,087
Premises and equipment/capitalized software funded by finance lease obligations	10	14	26
Premises and equipment/operating lease obligations	208	1,754	0
Investment redemptions not settled	$ 9	$ 20	$ 0